Noncontrolling Interests (Redeemable Preferred Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance	$ 199,378		$ 145,484
Net income	14,103		3,497		3,339
Redemption of redeemable preferred units (Series Four Preferred Units)	(43,070)		(18,329)		0
Ending Balance	105,746		199,378		145,484
Redeemable Preferred Units [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance					125,765
Net income	6,046		3,497		3,339
Distributions	(6,046)		(3,497)		(3,339)
Issuance of redeemable preferred units (Series Four Preferred Units)			79,405
Redemption of redeemable preferred units (Series Four Preferred Units)	(43,070)		(18,329)
Reallocation of partnership interest	$ (50,562)	[1]	$ (7,182)	[1]	$ 19,719
Series Two Preferred Units [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units converted (in shares)	329,881		117,047
Op Units [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units converted (in shares)	432,914		153,605

[1]	Includes the conversion of 329,881 and 117,047 Series Two Preferred Units into 432,914 and 153,605 OP Units during the years ended December 31, 2013 and 2012, respectively.